UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09035

THE BARRETT FUNDS
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-983-5080

Date of fiscal year end: June 30

Date of reporting period: December 31, 2003

Item 1. Report to Stockholders.

Semi-Annual Report

December 31, 2003

Letter to	Dear Fellow Shareholders:
Shareholders
January 16, 2004
Your Fund continued to outperform the Lipper Large-Cap Growth Funds Index for the latest quarter and since inception as shown in the table below, but fell short of the S&P 500 Index. In absolute terms, the total return for the second fiscal quarter and calendar year to date was quite generous, amounting to over 10% for the quarter and over 25% for the calendar year to date.

	Total Return*		Since Inception
	Second Quarter 10/01/03-12/31/03	Calendar YTD 01/01/03-12/31/03	12/29/98-2/31/03 Average Annual	5-Year Average Annual

Barrett Growth Fund	+10.55%	25.10%	(1.11%)	(1.16%)
S&P 500 Index	+12.18%	28.68%	(0.77%)	(0.57%)
Lipper Large-Cap
Growth Funds Index	+10.09%	26.96%	(5.55%)	(5.53%)

The Quarter in Review

The improving economic picture outlined by various business indicators released in the third quarter took further shape as the fourth quarter progressed. Global economic activity accelerated, propelled by low interest rates, high levels of productivity, and persistently low inflation. Corporate profits continued to improve and with them, the hope of an even better challenging quarter than those who cater to the business cycle. 2004 as capital investment promises to return after a long absence. Job growth remains the one area of weakness; not surprisingly, companies dependent on consumer expenditures had a more

In response to the economic growth, interest rates rose slightly but still are at historically low levels. The Federal Reserve Bank is not expected, however, to officially raise rates until mid 2004, at the earliest, and not until job growth recovers. Tax rates remain low, which continues to be a stimulant to investing.

In this environment, technology companies and those in economically sensitive basic industries tended to outperform. Many companies had aggressively cut costs during the most recent downturn, so as their sales began to improve with the better economy, their margins expanded and a growing portion of the benefit fell to the bottom line. These same sectors are expected to retain their leadership in the early portion of 2004, before yielding to more defensive sectors in the latter half.

* The performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost. As economic and market conditions change frequently, there can be no assurance that trends described will continue or that forecasts will come to pass.

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Following is a graphical depiction of the sectors in the portfolio:

As of 12/31/03, figures as a percentage of Total Assets

Note: Cash is 0.7% of Total Assets

The Portfolio

During the quarter we initiated positions in eight new securities:

Analog Devices, Inc. (ADI) (1.1%) is a leading maker of analog semiconductors, which enable electronic devices to translate real world data such as time, temperature, or sound to the digital forms that can be stored, transmitted and manipulated. The proliferation of electronic devices provides a growing market for such chips, and the company has a large base of customers from a wide range of industries, from computers to consumer appliances. Its management is experienced at managing the ups and downs of the business cycle, and has shepherded ADI through the recent downturn, pruning costs and reinvesting in the future while remaining profitable. The company has the opportunity to generate significant returns on these efforts as the improving economy revitalizes demand for its products.

Anteon International Corp. (ANT) (1.3%) is an information technology services provider specializing in governmental markets. Government departments and agencies are finding that upgrading their systems capabilities can be critical to their missions, and budget dollars for information technologies are growing faster than aggregate budgets. Homeland security, missile defense, information security and intelligence operations are among ANT’s areas of strategic focus as well as high priorities for its largest customer, the US Department of Defense.

Harley-Davidson, Inc. (HDI) (0.7%) is an American institution, having celebrated its 100th anniversary in 2002. The only major motorcycle manufacturer in the US, HDI has delivered consistently strong revenue and earnings growth, cultivating its distinctive brand image even as it has prudently grown its market share. Sales and earnings have consistently grown in the mid-teens or better; although somewhat slower rates of growth are forecast for the coming years. As the company gets larger, the demand for the company’s products continues to grow from baby boomers seeking to participate in the Harley Davidson mystique.

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Microchip Technology Inc. (MCHP) (1.4%) is a major supplier of microcontrollers, the third largest segment within the global semiconductor market. Microcontrollers are a key enabler of the explosive growth in the electronic content of so many components of everyday life, from automobiles to consumer electronics, appliances to toys. While it provides components to computers and cell phones, MCHP is more broadly diversified than most semiconductor companies, which has enabled the company to outperform its industry in all three of the past semiconductor cycles. Management is investing for the future with the development of new, higher performance and higher margin products as well as new and ultimately more efficient manufacturing facilities; both initiatives are already beginning to show improved returns.

North Fork Bancorp (NFB) (0.5%) is a business oriented bank, originally based on Long Island, NY, but growing rapidly in New York City. As the economy improves and loan demand strengthens, NFB will have the opportunity to grow its asset base. Recent and pending mergers among larger banks in its markets create a pool of potential new customers looking to develop relationships with a more locally focused, small business oriented bank where they will be a priority.

XTO Energy, Inc. (XTO) (1.3%) is engaged in the acquisition, development, exploration and production of oil and natural gas. Commodity prices have remained above average – and well above expectations – for more than a year, and supply and demand balance remains tight. XTO has successfully deployed the strong cash flows that have resulted from this favorable pricing environment to acquire further properties, develop its reserves and reduce the debt on its balance sheet. The demand for natural gas, which represents over 85% of XTO’s reserves, continues to grow, enhancing the value of this low cost producer.

Moody’s Corp. (MCO) (0.7%) is one of the largest bond ratings services in the world and is benefiting from the worldwide growth of credit, the complexity of new financial securities, and the refinancing of debt. Moody’s has grown revenues and earnings for two decades at greater than 15% and brings 30 cents of every revenue dollar to the bottom line. The continued growth in securitization and structured finance, along with the ongoing disintermediation in Europe from bank borrowing to corporate borrowing, will be powerful tailwinds for continued earnings growth.

United Technologies (UTX) (1.4%) operates five major divisions with significant exposures to the commercial construction and aerospace markets. The company has driven earnings growth through margin expansions and acquisitions. With stronger worldwide economic growth, revenue growth should accelerate in 2004 and 2005. The company will also continue to expand operating margins. The company recently acquired Chubb security systems, and UTX expects to double their operating margins. We also expect that the long downturn experienced by important aerospace customers, such as Boeing, is likely to bottom this year and improve in 2005.

The five best and worst performing holdings during the quarter were:

Best Performing		Worst Performing

Company	% Change	Company	% Change

1. Cisco Systems, Inc.	24%	1. Colgate-Palmolive Co.	(10%)
2. Vodafone Group PLC	24%	2. Amgen, Inc.	(4%)
3. Anadarko Petroleum	22%	3. Microsoft Corp.	(2%)
4. XTO Energy, Inc.*	21%	4. Equity Residential	1%
5. Microchip Technology Inc.*	21%	5. PepsiCo, Inc.	2%

* Since purchase date

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The Fund’s 1.5% holding in Kohls, the value oriented department store, was sold in early December when holiday sales remained weak and the fundamentals of the company deteriorated. The Oracle Corporation and Verizon Communications positions were also eliminated during the quarter.

The largest equity positions as a percentage of equity at December 31, 2003 were as follows:

Linear Technology Corp.	3.51%
Cisco Systems, Inc.	3.47%
First Data Corp.	3.43%
Amgen, Inc.	3.43%
The Goldman Sachs Group, Inc.	3.24%
American International Group	3.16%
Zions Bancorp	3.11%
State Street Corp.	3.11%
Intel Corp.	3.06%
Stryker Corp.	3.04%

Investment Outlook

The US economy is expected to continue to grow in 2004 at an above trend line rate, albeit at a more moderate pace. Current expectations for GDP growth are clustered around 4-4.5%, with the strongest growth rates in the first half of the year. The forces that have driven the improvements in corporate profits are not slowing: The focus remains on maximizing spending on goods and services, and the employment that goes along with it, will have to productivity and minimizing costs, even as the economy picks up steam. Ultimately, corporate respond, providing further stimulus for growth. Corporate profit growth will also support ongoing dividend increases, which will continue to draw investor attention to the enhanced attractiveness of the equity markets.

Some of this improvement has already been realized in 2003’s equity market gain, but sustained improvements in corporate earnings, which are forecast to rise from roughly $54 in 2003 for the S&P 500 to $63 in 2004, should support another positive year in the market.

We expect the Federal Reserve Bank to shift from its recent pattern of interest rate easing to one of tightening once the economic growth, including employment growth, is clearly established. This should not be restrictive, as it will lag the economic resurgence. Such a policy shift is unlikely to materialize before mid-year, and perhaps not until the fall.

Uncertainties remain, including the potential for terrorism to rear its head once again, the ongoing involvement of US troops in Iraq to distract attention and budget dollars from domestic agendas, and the typical vagaries of an election year, when candidates with the need and desire to capture the headlines can raise questions without providing answers.

Fund Management Team

With the departure of our President Robert Harvey to pursue outside interests in academia and within his family’s real estate business, Barrett Associates is pleased to announce the appointment and election, effective January 2, 2004, of Peter H. Shriver as President of the Fund and Robert J. Voccola as Treasurer.

In addition, we have added both Michele A. Ward and Robert J. Milnamow to the management team. Michele began her investment career at Columbus Circle Investors, where she ultimately managed the firm’s mid-cap portfolios. Before joining Barrett Associates, she was Chief Investment Officer at Retirement System Investors, where she managed the large-cap growth fund. She earned her B.A. from Yale University and her Master’s degree from Yale’s School of Management. Bob has been a research analyst and portfolio manager for Phoenix Securities Group, ppenheimerFunds, and, most recently, Rockefeller & Co. Bob holds a B.A. in English from Pennsylvania State University and an M.B.A. from New York University. Both Bob and Michele are members of the New York Society of Security Analysts.

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Thank you for choosing the Barrett Growth Fund. Please visit us at our web site, www.barrettgrowthfund.com. If you have any questions, or would like a copy of our current prospectus, please call toll-free (877) 363-6333.

Sincerely,

Peter H. Shriver, CFA President	Robert J. Voccola, CFA Lead Portfolio Manager

Michele A. Ward, CFA Portfolio Manager	Robert Milnamow Portfolio Manager

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Schedule of Investments
December 31, 2003
(Unaudited)

		Market
Shares		Value

	COMMON STOCKS - 99.44%
	BASIC INDUSTRY - 18.17%
	Energy - 5.87%
5,000	Anadarko Petroleum Corporation	$255,050
2,625	Apache Corporation	212,888
6,000	BP p.l.c.	296,100
8,000	XTO Energy, Inc.	226,400

		990,438
	Industrial - 12.30%
4,000	General Dynamics Corporation	361,560
14,500	General Electric Company	449,210
7,000	L-3 Communications Holdings, Inc.*	359,520
5,000	Lockheed Martin Corporation	257,000
5,500	United Parcel Service, Inc.	410,025
2,500	United Technologies Corporation	236,925

		2,074,240

	Total Basic Industry	3,064,678

	CONSUMER PRODUCTS & SERVICES - 16.25%
	Consumer Products - 6.42%
7,000	Colgate-Palmolive Company	350,350
2,500	Harley-Davidson, Inc.	118,825
8,000	McCormick & Company, Incorporated	240,800
8,000	PepsiCo, Inc.	372,960

		1,082,935

	Media & Entertainment - 4.52%
6,000	Electronic Arts Inc.*	286,680
40,000	Liberty Media Corporation*	475,600

		762,280

		Market
Shares		Value

	Retailing - 5.31%
11,000	Target Corporation $	422,400
13,000	Walgreen Co.	472,940

		895,340

	Total Consumer Products & Services	2,740,555

	FINANCIAL SERVICES - 16.71%
	Financial Services - 13.74%
8,000	American International Group, Inc.	530,240
5,500	The Goldman Sachs Group, Inc.	543,015
2,000	Moody’s Corporation	121,100
2,000	North Fork Bancorporation, Inc.	80,940
10,000	State Street Corporation	520,800
8,500	Zions Bancorporation	521,305

		2,317,400
	Real Estate - 2.97%
7,000	Developers Diversified
	Realty Corporation	234,990
9,000	Equity Residential	265,590

		500,580

	Total Financial Services	2,817,980

	HEALTHCARE - 17.61%
	Biotechnology - 6.18%
9,300	Amgen, Inc.*	574,740
5,000	Genentech, Inc.*	467,850

		1,042,590
	Medical Devices& Services - 5.91%
10,000	Medtronic, Inc.	486,100
6,000	Stryker Corporation	510,060

		996,160

See accompanying Notes to Financial Statements

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Schedule of Investments
December 31, 2003
(Unaudited)

		Market
Shares		Value

	Pharmaceuticals - 5.52%
6,200	Eli Lilly and Company	$436,046
14,000	Pfizer Inc.	494,620

		930,666

	Total Health Care	2,969,416

	INFORMATION
	SERVICES - 12.90%
	Business Services - 9.52%
8,000	Automatic Data Processing, Inc.	316,880
7,000	Certegy Inc.	229,600
14,000	First Data Corporation	575,260
13,000	Paychex, Inc.	483,600

		1,605,340
	Computer Services
	& Outsourcing - 3.38%
6,000	Anteon International
	Corporation*	216,300
8,000	Computer Sciences
	Corporation*	353,840

		570,140

	Total Information Services	2,175,480

	SOFTWARE/
	ELECTRONICS - 12.04%
	Electronics - 9.01%
4,000	Analog Devices, Inc.*	182,600
16,000	Intel Corporation	515,200
14,000	Linear Technology Corporation	588,980
7,000	Microchip Technology Incorporated	233,520

		1,520,300
	Software - 3.03%
10,000	Microsoft Corporation	275,400
7,000	Synopsys, Inc.*	236,320

		511,720

	Total Software/Electronics	2,032,020

Shares or
Principal		Market
Amount		Value

	TELECOMMUNICATIONS
	SERVICES &
	EQUIPMENT - 5.76%
	Telecommunications
	Services - 2.30%
15,500	Vodafone Group PLC	$388,120
	Telecommunications & Data
	Network Equipment - 3.46%
24,000	Cisco Systems, Inc.*	582,960
	Total Telecommunications
	Services & Equipment	971,080
	Total common stocks
	(Cost $14,179,551)	16,771,209

Principal
Amount

	VARIABLE RATE
	DEMAND NOTES # - 0.27%
$45,289	U.S. Bank, 0.87%	45,289
	Total variable rate demand
	notes (Cost $45,289)	45,289
	Total investments - 99.71%
	(Cost $14,224,840)	16,816,498
	Other Assets less
	Liabilities - 0.29%	49,671

	Total Net Assets - 100.00%	$16,866,169

* Non-income producing security.
# Variable rate demand notes are considered short-term obligations and are payable on demand at the market value
Interest rates change periodically at specified dates. The rates shown are as of December 31, 2003

See accompanying Notes to Financial Statements

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Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

ASSETS:
Investments in securities,
at market value
(Cost: $14,224,840)	$16,816,498
Receivable from adviser	13,811
Receivable for investments sold	226,160
Receivable for fund shares sold	6,200
Dividends and interest receivable	21,964
Prepaid assets	7,054

Total assets	17,091,687

LIABILITIES:
Payable for
investments purchased	175,475
Accrued expenses	50,043

Total liabilities	225,518
Net assets applicable to
outstanding capital stock	$16,866,169

NET ASSETS CONSIST OF:
Capital stock	$18,759,837
Accumulated undistributed net
realized loss on investments	(4,478,002)
Unrealized appreciation
on investments	2,591,658
Accumulated undistributed
net investment loss	(7,324)

Total Net Assets	$16,866,169

Shares outstanding (unlimited
shares of $0.001 par value
authorized)	1,828,944

Net asset value, offering and	$2,011,689
redemption price per share	$ 9.22

Statement of Operations
For the Six Months Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Dividend income (net of
withholding tax of $673)	$91,923
Interest income	258

Total investment income	92,181

EXPENSES:
Investment advisory fee	79,604
Professional fees	33,856
Shareholder servicing fees
and expenses	18,400
Distribution expenses	19,901
Administration fees	15,640
Fund accounting fees	12,328
Federal and state registration	10,856
Trustees fees and expenses	4,600
Reports to shareholders	3,128
Custody fees	2,392
Other expenses	184
Total expenses before
Adviser reimbursement	200,889
Less fees and expenses
reimbursed and waived
by Adviser	(101,384)
Net expenses	99,505

Net investment loss	(7,324)

NET REALIZED AND
UNREALIZED GAINS/(LOSSES):
Net realized loss on investments	(218,574)
Net change in unrealized
appreciation on investments	2,237,587
Net realized and unrealized
gains on investment securities	2,019,013
Net increase in net assets
resulting from operations	$2,011,689

See accompanying Notes to Financial Statements

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Statement of Changes in Net Assets
	Six Months Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003
OPERATIONS:
Net investment loss	$(7,324)	$(689)
Net realized loss on investments	(218,574)	(1,188,317)
Net change in unrealized appreciation on investments	2,237,587	1,329,671

Net increase in assets resulting from operations	2,011,689	140,665

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	601,557	1,220,995
Cost of shares redeemed	(645,620)	(1,311,054)

Net decrease in net assets from capital share transactions	(44,063)	(90,059)

TOTAL INCREASE IN NET ASSETS	1,967,626	50,606

NET ASSETS
Beginning of period	14,898,543	14,847,93

End of period	$16,866,169	$14,898,543

See accompanying Notes to Financial Statements

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Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Six Months Ended December 31, 2003	Year Ended June 30,				December 29, 1998[1] through June 30, 1999
	(Unaudited)	2003	2002	2001	2000	June 30, 1999
NET ASSET VALUE
Beginning of period
OPERATIONS	$8.12	$8.07	$10.35	$14.06	$10.94	$10.00
Net investment loss[2]	—	—	(0.01)	(0.02)	(0.03)	(0.01)
Net realized and unrealized
gains (losses) on securities	1.10	0.05	(2.27)	(3.62)	3.40	0.95
Total from investment operations	1.10	0.05	(2.28)	(3.64)	3.37	0.94
LESS DISTRIBUTIONS
Distributions from capital gains	—	—	—	(0.07)	(0.25)	—
	—	—	—	(0.07)	(0.25)	—
NET ASSET VALUE
End of period	$9.22	$8.12	$8.07	$10.35	$14.06	$10.94

Total return	13.55%[3]	0.62%	-22.03%	-25.90%	30.92%	9.40%[3]
Net assets at end of period
(000s omitted)	$16,866	$14,899	$14,848	$15,493	$21,440	$9,752
RATIO OF EXPENSES TO
AVERAGE NET ASSETS
Before expense reimbursement	2.52%[4]	2.60%	2.48%	2.27%	2.81%	5.22%[4]
After expense reimbursement	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.44%[4]
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before expense reimbursement	(1.36%)[4]	(1.35%)	(1.35%)	(1.36%)	(1.85%)	(4.02%)[4]
After expense reimbursement	(0.09%)[4]	0.00%	(0.12%)	(0.34%)	(0.29%)	(0.24%)[4]
Portfolio turnover rate	18%	23%	38%	39%	35%	30%
1Commencement of operations.
2Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
3Not annualized.
4Annualized.
See accompanying Notes to Financial Statements

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Notes to the Financial Statements
For the Six Months Ended December 31, 2003 (Unaudited)

1. ORGANIZATION
The Barrett Growth Fund (the “Fund”) is a diversified series of The Barrett Funds (the “Trust”), a statutory trust organized on September 29, 1998 in the state of Delaware that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Barrett Growth Fund is currently the only series of the Trust. The Fund commenced operations on December 29, 1998. Barrett Associates, Inc., serves as the investment adviser (the “Adviser”) for the Fund and is responsible for managing the Fund’s portfolio of securities.

2. SIGNIFICANT	a) Investment Valuation
ACCOUNTING POLICIES
Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier.  Corporate bonds, U.S. Government securities and money market instruments are valued at the close of the NYSE. The value of these securities used in computing the NAV is determined as of such time. Variable rate demand notes are valued at amortized cost, which approximates market value.

b) Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2003 the Fund had accumulated capital loss carryforwards for tax purposes of $3,785,159. Of this amount, $346,228 expires June 30, 2009, $1,839,508 expires June 30, 2010 and $1,599,423 expires June 30, 2011.
Additionally, for tax purposes, the Fund has elected to treat $833,590 of net capital losses incurred in the eight month period ended June 30, 2003 as having been incurred in the following fiscal year.

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c) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

d) Other

Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

3. AGREEMENTS
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that the Fund’s total operating expenses do not exceed 1.25% of its average daily net assets until October 31, 2004. Accordingly, during the six months ended December 31, 2003, the Adviser waived advisory fees and reimbursed other fund expenses in the amount of $101,384. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Recoverable Amount

6/30/04	$194,335
6/30/05	$174,898
6/30/06	$189,287
6/30/07	$101,384

4. DISTRIBUTION PLAN
The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund may reimburse the Fund’s distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund’s distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

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5. INVESTMENT TRANSACTIONS	The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended December 31, 2003 were as follows:

	Purchases	Sales

U.S. Government	$—	$—
Other	$2,896,452	$3,026,054

At December 31, 2003, gross unrealized appreciation and depreciation of investments were as follows:

Appreciation	$3,477,025
(Depreciation)	(537,813)
Net unrealized appreciation on investments	$2,939,212

At December 31, 2003, the cost of investments for tax purposes was $13,877,286. The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales.

At December 31, 2003, the Fund did not have any distributable earnings.

6. SHARES OF		Six Months Ended	Year Ended
BENEFICIAL		December 31, 2003	June 30, 2003
INTEREST
	Shares sold	68,593	168,586
	Shares redeemed	(73,646)	(173,720)
	Net decrease in shares	(5,053)	(5,134)
	Shares outstanding:
	Beginning of period	1,833,997	1,839,131
	End of period	1,828,944	1,833,997

7. DISTRIBUTIONS TO SHAREHOLDERS	There were no distributions paid to shareholders during the six months ended December 31, 2003 and fiscal year ended June 30, 2003.

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8. ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS (UNAUDITED)
INDEPENDENT TRUSTEES
				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Directorships
	Held with	and Length of	Principal Occupation	Overseen	Held by
Name, Age and Address	the Trust	Time Served	During Past Five Years	by Trustee	Trustee
Gerard E. Jones (66) 90 Park Avenue New York, NY 10016	Trustee	Indefinite Term 5 Years Served	Independent Trustee of the Trust since August 2003; Trustee Emeritus of the Trust from 2000 to 2003; Independent Trustee of the Trust from its inception in 1998 to December 2000; Managing Partner, Gerard E. Jones, P.C., since April 2003; Advisor, Corporate Governance Advisors, since April 2003; Of Counsel, Shipman & Goodwin, LLP from 2001 to 2003; Partner Bingham Dana, LLP, formerly known as Richards & O’Neil, LLP, from 1972 through 2001	1	Morgan Stanley Institutional Fund, Inc.; Tractor Supply Company

Ronald E. Kfoury (45) 482 Menlo Oaks Drive Menlo Park, CA 94025	Trustee	Indefinite Term 5 Years Served	Independent Trustee of the Trust since its inception in 1998; Chief Executive Officer of Clockware, Inc. (software company) since November 2000; Managing Director, Analect, Limited (management consulting) from 1992 through 2000.	1	CDCOM Clockware

Edward J. Mazze, PhD. (62) The University of Rhode Island College of Business Administration 350 Ballentine Hall Kingston, RI 02881	Trustee	Indefinite Term 3 Years Served	Independent Trustee of the Trust since January 2001; Dean, College of Business Administration of the University of Rhode Island since 1998; Director, Technitrol Inc. since 1985; Director, Washington Trust Bancorp. Inc. since 2000; Honorary Board Member, Delaware Valley College of Science and Agriculture since 1997; Dean of the Belk College of Business Administration of The University of North Carolina at Charlotte from 1993 to 1998.	1	Washington Trust Bancorp, Inc.; Technitrol, Inc.

14

				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Directorships
	Held with	and Length of	Principal Occupation	Overseen	Held by
Name, Age and Address	the Trust	Time Served	During Past Five Years	by Trustee	Trustee
INTERESTED TRUSTEES
Peter H. Shriver (51)[1] 90 Park Avenue New York, NY 10016	President	Indefinite Term 5 Years Served	Executive Vice President of Barrett Associates, Inc. since 2003; previously Managing Director of Barrett Associates, Inc. since 1989.	1	None
OFFICERS

John D. Barrett II (68) 90 Park Avenue New York, NY 10016	Chairman	Indefinite Term 5 Years Served	Managing Director, Chairman and Chief Executive Officer of Barrett Associates, Inc. since 1970; previously, Partner at Clark, Dodge & Co.	1	None

Robert J. Voccola (65) 90 Park Avenue New York, NY 10016	Treasurer	Indefinite Term 5 Years Served	Managing Director since 1987 and Chief Investment Officer since February 2002 of Barrett Associates, Inc.; previously, Director of Research of Barrett Associates, Inc.	1	None

Paula J. Elliott (53) 90 Park Avenue New York, NY 10016	Secretary	Indefinite Term 5 Years Served	Vice President of Barrett Associates, Inc. since 1995.	1	None

Michele Ward (42) 90 Park Avenue New York, NY 10016	Vice President	Indefinite Term First Year Served	Managing Director of Barrett Associates, Inc. since November 2003; previously Chief Investment Officer for Retirement Systems Investors since 2002 and portfolio manager at Columbus Circle Investors from 1989-2002.	1	None

Robert Milnamow (53) 90 Park Avenue New York, NY 10016	Vice President	Indefinite Term First Year Served	Managing Director of Barrett Associates, Inc. since November 2003; previously Managing Member at Thayer Pond LLC since 2001 and Senior Portfolio Manager at Rockefeller & Co. from 1998-2001.	1	None

1Peter H. Shriver is an Interested Trustee because he is the President of Barrett Associates, Inc., the Fund’s adviser.

15

Audit Committee

As of December 31, 2003 the Audit Committee was made up of all of the Independent Trustees as follows: Gerard E. Jones, Ronald E. Kfoury and Edward J. Mazze. Pursuant to its Charter, the Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Audit Committee generally meets twice each year with the independent auditor.
The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge upon request by calling toll-free at (877) 363-6333.

16

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BARRETT GROWTH FUND
90 Park Avenue
New York, NY 10016
(877) 363-6333

INVESTMENT ADVISER
Barrett Associates, Inc.
90 Park Avenue
New York, NY 10016

DISTRIBUTOR
T.O. Richardson Securities, Inc.
2 Bridgewater Road
Farmington, CT 06032

ADMINISTRATOR, FUND
ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Item 2. Code of Ethics.

This item is not required at this time; applicable only for annual reports with periods ending on or after July 15, 2003.

Item 3. Audit Committee Financial Expert.

This item is not required at this time; applicable only for annual reports with periods ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

This item is not required at this time; applicable only for annual reports with periods ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the Registrant.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the Registrant, which is an open-end management investment company.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the Registrant, which is an open-end management investment company.

Item 9. Submission of Matters to a Vote of Security Holders.

This item is not required at this time; applicable for the first reporting period ending after January 1, 2004.

Item 10. Controls and Procedures.

    a.            Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

b.     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal half-year that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

a.      Any code of ethics or amendment thereto. This item is not required at this time; applicable only for annual reports with periods ending on or after July 15, 2003.

b.  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

c.  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Barrett Funds

By (Signature and Title) /s/ Peter H. Shriver
                                                       Peter H. Shriver, President

Date 3/5/04______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Peter H. Shriver
                                                             Peter H. Shriver, President

Date  3/5/04

By (Signature and Title)*     /s/ Robert J. Voccola
                                                             Robert J. Voccola, Treasurer

Date   3/5/04

* Print the name and title of each signing officer under his or her signature.